UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                  Quarterly Schedule of Portfolio Holdings of
               Registered Management Investment Company

                   Investment Company Act File Number:811-572

                           American Mutual Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                             333 South Hope Street
                         Los Angeles, California 90071
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end:October 31, 2004

                    Date of reporting period: July 31, 2004


                               Julie F. Williams
                    Capital Research and Management Company
              333 South Hope Street Los Angeles, California 90071
                    (name and address of agent for service)

                       Copies to: Eric A.S.Richards, Esq.
                             O'Melveny & Myers LLP
               400 South Hope Street Los Angeles,California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments


American Mutual Fund
INVESTMENT PORTFOLIO

July 31, 2004                                                        unaudited

                                                                                                               Market value
COMMON STOCKS -- 84.39%                                                                             Shares            (000)

ENERGY -- 8.38%
Ashland Inc.                                                                                     1,700,000     $     88,859
ChevronTexaco Corp.                                                                              1,669,950          159,731
ConocoPhillips                                                                                   1,916,589          150,970
Devon Energy Corp.                                                                               2,000,000          138,980
Exxon Mobil Corp.                                                                                3,385,000          156,725
Marathon Oil Corp.                                                                               4,400,000          165,748
Schlumberger Ltd.                                                                                  440,200           28,314
Sunoco, Inc.                                                                                     1,606,200          109,495
Unocal Corp.                                                                                     2,580,400          100,016
                                                                                                                  1,098,838

MATERIALS -- 4.62%
Air Products and Chemicals, Inc.                                                                 1,550,000           80,212
Dow Chemical Co.                                                                                 1,553,000           61,949
Georgia-Pacific Corp., Georgia-Pacific Group                                                     1,900,000           63,840
International Paper Co.                                                                          2,250,000           97,267
MeadWestvaco Corp.                                                                               4,588,000          136,998
PPG Industries, Inc.                                                                               700,000           41,265
Praxair, Inc.                                                                                    1,400,000           55,230
Sunoco Products Co.                                                                              1,500,000           38,865
Weyerhaeuser Co.                                                                                   500,000           31,000
                                                                                                                    606,626

INDUSTRIALS -- 8.57%
Boeing Co.                                                                                         750,000           38,062
Burlington Northern Santa Fe Corp.                                                               1,300,000           46,124
Caterpillar Inc.                                                                                   350,000           25,721
Emerson Electric Co.                                                                             1,200,000           72,840
General Dynamics Corp.                                                                             400,000           39,528
General Electric Co.                                                                             7,650,000          254,362
Norfolk Southern Corp.                                                                           6,406,500          170,989
Northrop Grumman Corp.                                                                           2,400,000          126,240
Pitney Bowes Inc.                                                                                1,600,000           67,520
Raytheon Co.                                                                                     1,150,000           38,582
ServiceMaster Co.                                                                                5,600,000           65,408
Tyco International Ltd.                                                                          2,100,000           65,100
Union Pacific Corp.                                                                                350,000           19,719
United Technologies Corp.                                                                        1,000,000           93,500
                                                                                                                  1,123,695




                                                                                                               Market value
COMMON STOCKS                                                                                       Shares            (000)

CONSUMER DISCRETIONARY -- 9.51%
Carnival Corp., units                                                                            2,050,000       $   95,550
Dana Corp.                                                                                       2,170,000           41,859
Delphi Corp.                                                                                     9,550,000           90,821
Dow Jones & Co., Inc.                                                                               96,800            4,102
Gap, Inc.                                                                                          800,000           18,160
General Motors Corp.                                                                             4,764,800          205,553
Genuine Parts Co.                                                                                1,800,000           67,914
J.C. Penney Co., Inc.                                                                            1,750,000           70,000
Knight-Ridder, Inc.                                                                                500,000           32,895
Leggett & Platt, Inc.                                                                            2,750,000           74,388
Lowe's Companies, Inc.                                                                             810,000           39,463
Magna International Inc., Class A                                                                1,720,000          138,460
May Department Stores Co.                                                                        1,350,000           35,816
McDonald's Corp.                                                                                 1,000,000           27,500
Newell Rubbermaid Inc.                                                                             500,000           10,800
NIKE, Inc., Class B                                                                                150,000           10,907
Target Corp.                                                                                     1,700,000           74,120
TJX Companies, Inc.                                                                              5,350,000          125,565
VF Corp.                                                                                         1,150,000           57,512
Walt Disney Co.                                                                                  1,100,000           25,399
                                                                                                                  1,246,784

CONSUMER STAPLES -- 6.01%
Albertson's, Inc.                                                                                2,700,000           65,853
Avon Products, Inc.                                                                              2,335,000          100,428
Coca-Cola Co.                                                                                    1,950,000           85,527
ConAgra Foods,, Inc.                                                                               702,000           18,252
General Mills, Inc.                                                                              1,345,000           60,391
H.J. Heinz Co.                                                                                   3,500,000          129,115
Kimberly-Clark Corp.                                                                             1,110,000           71,118
Kraft Foods Inc., Class A                                                                          700,000           21,385
PepsiCo, Inc.                                                                                      650,000           32,500
Procter & Gamble Co.                                                                               800,000           41,720
Sara Lee Corp.                                                                                   1,300,000           28,548
Walgreen Co.                                                                                     1,900,000           69,160
Wal-Mart Stores, Inc.                                                                            1,200,000           63,612
                                                                                                                    787,609

HEALTH CARE -- 8.56%
Abbott Laboratories                                                                              3,700,000          145,595
Aetna Inc.                                                                                         295,000           25,311
Applera Corp. - Applied Biosystems Group                                                         1,176,700           24,346
Becton, Dickinson and Co.                                                                        1,200,000           56,676
Bristol-Myers Squibb Co.                                                                         7,007,200          160,465
CIGNA Corp.                                                                                        400,000           24,804
Eli Lilly and Co.                                                                                2,980,000          189,886
Johnson & Johnson                                                                                1,750,000           96,723
McKesson Corp.                                                                                   2,500,000           80,425
Merck & Co., Inc.                                                                                1,500,000           68,025
Pfizer Inc                                                                                       2,958,100           94,541
Schering-Plough Corp.                                                                            1,471,700           28,639
Wyeth                                                                                            3,573,000          126,484
                                                                                                                  1,121,920




                                                                                                               Market value
COMMON STOCKS                                                                                       Shares            (000)

FINANCIALS -- 17.79%
Allstate Corp.                                                                                   1,200,000    $      56,496
American Express Co.                                                                               700,000           35,175
American International Group, Inc.                                                               2,079,000          146,881
Aon Corp.                                                                                        2,250,000           59,490
Bank of America Corp.                                                                            2,638,066          224,262
Bank of New York Co., Inc.                                                                       1,300,000           37,349
Citigroup Inc.                                                                                   2,165,441           95,474
Comerica Inc.                                                                                    1,200,000           70,164
Fannie Mae                                                                                       3,625,000          257,230
Freddie Mac                                                                                      2,660,000          171,065
J.P. Morgan Chase & Co.                                                                          5,446,000          203,299
Jefferson-Pilot Corp.                                                                            2,150,000          103,587
Lincoln National Corp.                                                                           1,167,900           51,037
Marsh & McLennan Companies, Inc.                                                                 1,400,000           62,132
National City Corp.                                                                              1,050,000           38,325
PNC Financial Services Group, Inc.                                                                 715,000           36,179
St. Paul Travelers Companies, Inc.                                                               3,900,000          144,573
SunTrust Banks, Inc.                                                                             1,475,000           97,276
U.S. Bancorp                                                                                     2,650,000           74,995
UnumProvident Corp.                                                                              7,800,000          124,410
Wachovia Corp.                                                                                     813,600           36,051
Washington Mutual, Inc.                                                                          2,870,000          111,356
Wells Fargo & Co.                                                                                1,668,750           95,803
                                                                                                                  2,332,609

INFORMATION TECHNOLOGY -- 6.89%
Automatic Data Processing, Inc.                                                                  2,400,000          100,752
Electronic Data Systems Corp.                                                                    5,310,640           98,141
Hewlett-Packard Co.                                                                              8,850,000          178,328
Intel Corp.                                                                                      1,200,000           29,256
International Business Machines Corp.                                                            2,835,000          246,843
Linear Technology Corp.                                                                          1,050,000           41,055
Microchip Technology Inc.                                                                        3,500,000          101,395
Microsoft Corp.                                                                                  1,400,000           39,844
Texas Instruments Inc.                                                                           3,200,000           68,256
                                                                                                                    903,870

TELECOMMUNICATION SERVICES -- 6.37%
ALLTEL Corp.                                                                                     1,000,000           52,000
AT&T Corp.                                                                                       8,834,600          133,402
BellSouth Corp.                                                                                  7,850,000          212,657
SBC Communications Inc.                                                                          5,700,000          144,438
Sprint Corp. - FON Group                                                                        10,507,000          196,271
Verizon Communications Inc.                                                                      2,493,000           96,080
                                                                                                                    834,848

UTILITIES -- 5.95%
Ameren Corp.                                                                                       300,000           13,407
American Electric Power Co., Inc.                                                                3,700,000          115,107
Dominion Resources, Inc.                                                                           850,000           53,941
Duke Energy Corp.                                                                                4,800,000          103,200
Exelon Corp.                                                                                     1,500,000           52,350
FirstEnergy Corp.                                                                                  910,000           35,581




                                                                                                               Market value
COMMON STOCKS                                                                                       Shares            (000)

UTILITIES (continued)
FPL Group, Inc.                                                                                    500,000  $        33,665
Progress Energy, Inc.                                                                            1,650,000           69,531
Public Service Enterprise Group Inc.                                                               800,000           31,200
Questar Corp.                                                                                    1,500,000           61,470
Southern Co.                                                                                     2,700,000           79,056
TECO Energy, Inc.                                                                                3,900,000           50,310
Xcel Energy Inc.                                                                                 4,745,000           81,140
                                                                                                                    779,958

MISCELLANEOUS -- 1.74%
Other common stocks in initial period of acquisition                                                                228,678


Total common stocks (cost: $9,221,161,000)                                                                       11,065,435


                                                                                       Shares or principal
Convertible securities -- 1.08%                                                                     amount

INDUSTRIALS -- 0.12%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023                      $10,000,000           15,350


FINANCIALS -- 0.08%
Chubb Corp. 7.00% convertible preferred 2005                                                 400,000 units           10,996


TELECOMMUNICATION SERVICES -- 0.19%
ALLTEL Corp. 7.75% convertible preferred 2005                                                500,000 units           25,050


UTILITIES -- 0.25%
Ameren Corp. 9.75% ACES convertible preferred 2005                                         1,200,000 units           32,784


MISCELLANEOUS-- 0.44%
Other convertible securities in initial period of acquisition                                                        57,203


Total convertible securities (cost: $141,519,000)                                                                   141,383



                                                                                          Principal amount
Bonds and notes -- 2.33%                                                                             (000)

INFORMATION TECHNOLOGY -- 0.20%
Motorola, Inc. 6.75% 2006                                                                         $ 25,000           26,445


UTILITIES -- 0.08%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                          9,960           10,403




                                                                                          Principal amount     Market value
Bonds and notes                                                                                      (000)            (000)

MORTGAGE-BACKED OBLIGATIONS -- 0.08%
Fannie Mae: 6.00% 20171                                                                         $    9,896    $      10,350


GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 1.97%
Fannie Mae 6.00% 2005                                                                              160,000          167,610
Fannie Mae 5.00% 2007                                                                               25,000           26,080
U.S. Treasury Obligations 3.875% 20092                                                              57,631           64,400
                                                                                                                    258,090


Total bonds and notes (cost: $290,502,000)                                                                          305,288



Short-term securities -- 11.98%

Abbott Laboratories Inc. 1.275%-1.425% due 8/19-9/16/20043                                          73,100           73,017
American Express Credit Corp. 1.29% due 8/17/2004                                                   50,000           49,970
Bank of America Corp. 1.57%-1.62% due 10/29-11/1/2004                                               46,100           45,908
Receivables Capital Co., LLC 1.28%-1.35% due 8/11-8/31/20043                                        50,000           49,961
CAFCO, LLC 1.55%-1.56% due 10/13-10/18/20043                                                        49,500           49,332
Citicorp 1.24% due 8/10/2004                                                                        24,100           24,092
Caterpillar Inc. 1.27% due 8/3/20043                                                                36,500           36,496
Caterpillar Financial Services Corp. 1.42% due 9/24/2004                                            12,700           12,672
Clipper Receivables Co., LLC 1.29%-1.38% due 8/13-8/30/20043                                        59,100           59,049
Coca-Cola Co. 1.17%-1.45% due 8/13-10/8/2004                                                       115,300          115,156
Colgate-Palmolive Co. 1.23% due 8/11/20043                                                          25,000           24,991
DuPont (E.I.) de Nemours & Co. 1.45% due 9/28/2004                                                  13,300           13,268
Eli Lilly and Co. 1.56% due 10/29/20043                                                             50,000           49,799
FCAR Owner Trust I 1.42% due 9/9/2004                                                               50,000           49,921
Federal Home Loan Bank 1.27%-1.45% due 8/20-9/29/2004                                              108,200          108,095
Freddie Mac 1.20%-1.27% due 8/9-8/25/2004                                                          121,100          121,017
Gannett Co. 1.24% due 8/24/20043                                                                    20,700           20,683
IBM Capital Inc. 1.20% due 8/6/20043                                                                25,000           24,995
IBM Credit Corp. 1.20% due 8/3/2004                                                                 25,000           24,997
J.P. Morgan Chase & Co. 1.31% due 8/16/2004                                                         25,000           24,985
Park Avenue Receivables Co., LLC, 1.40% due 8/26/20043                                              35,000           34,965
Netjets Inc. 1.17% due 8/2/20043                                                                    20,000           19,999
Pfizer Inc 1.27%-1.40% due 8/26-9/20/20043                                                          41,415           41,370
Procter & Gamble Co. 1.20%-1.50% due 8/9-10/13/20043                                                95,100           94,932
Three Pillars Funding, LLC 1.40% due 8/25/20043                                                     50,000           49,951
Triple-A One Funding Corp. 1.34%-1.40% due 8/23-9/1/20043                                           74,713           74,637
U.S. Treasury Bills 1.008%-1.085% due 8/5-8/12/2004                                                 94,300           94,271
Variable Funding Capital Corp. 1.42%-1.44% due 9/16-9/22/20043                                      85,600           85,429
Wal-Mart Stores Inc. 1.26%-1.37% due 8/3-9/16/20043                                                 61,200           61,131
Wells Fargo & Co. 1.30% due 9/8/2004                                                                35,300           35,250
                                                                                                                  1,570,339




                                                                                                               Market value
Short-term securities                                                                                                 (000)

Total short-term securities (cost: $1,570,386,000)                                                             $  1,570,339


Total investment securities (cost: $11,223,568,000)                                                              13,082,445
Other assets less liabilities                                                                                        29,113

Net assets                                                                                                      $13,111,558


(1) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Restricted security that can be resold only to institutional investors. In practice, this security is as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $850,737,000, which represented 6.49% of the net assets of the fund.


Federal income tax information

Gross unrealized appreciation on investment securities                                                              $  2,212,129
Gross unrealized depreciation on investment securities                                                                  (360,608)
Net unrealized appreciation on investment securities                                                                   1,851,521
Cost of investment securities for federal income tax purposes                                                         11,230,924


ITEM 2 - Controls  and  Procedures

The Registrant's  Principal  Executive  Officer and Principal  Financial Officer
have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 -  Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Mutual Fund, Inc.


By /s/ James K. Dunton
--------------------------------------------------------
James K. Dunton, Chairman and PEO

Date: September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ James K. Dunton
-------------------------------------------------
James K. Dunton, Chairman and PEO

Date: September 29, 2004


By /s/ Jeffrey P. Regal
-----------------------------------------------
Jeffrey P. Regal, Treasurer and PFO

Date: September 29, 2004